SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION OF

EVERGREEN BALANCED FUNDS

I.              Evergreen Asset Allocation Fund (the "Fund")

                The following is effective immediately:

The list of underlying funds in the “Overview of Fund Risks” section of the Fund’s prospectuses is amended to add GMO Flexible Equities Fund to the category entitled "Asset Allocation Funds."

                The section entitled “DESCRIPTION OF UNDERLYING FUNDS” in the Fund’s prospectuses is amended to include the addition of GMO Flexible Equities Fund as follows:

	Investment Goal/Strategy	Benchmark
GMO ASSET ALLOCATION FUNDS
GMO Flexible Equities Fund

Seeks total return in excess of its benchmark. Seeks to achieve its objective principally by investing in equity securities traded in any of the world’s securities markets based on GMO’s assessment of relative opportunities in those markets. May also identify and measure its performance against one or more secondary benchmarks from time to time. Does not seek to control risk relative to the MSCI World Index or any other benchmark. May make equity investments in companies from any country, including the U.S. In selecting stocks for the portfolio, the Manager may utilize proprietary quantitative models to seek out stocks it believes are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value) or stocks it believes have improving fundamentals and/or positive market sentiment. In selecting the countries in which to invest and determining the fund’s currency exposures, the Manager may consider many factors, which may include aggregate stock market valuations, global competitiveness, market rebound potential and market sentiment. In addition, the Manager may employ fundamental investment techniques in selecting investments for the fund’s portfolio. Under normal circumstances, the fund invests at least 80% of its assets in equity investments. The fund is a non-diversified investment company within the meaning of the 1940 Act. May make equity investments of all types, including equities issued by foreign and/or U.S. companies, growth and/or value style equities, and equities of any market capitalization. In addition, the fund is not restricted in its exposure to any market or type of equity security, and may invest all its assets in a limited number of equity securities of companies in a single country and/or capitalization range. Could be subject to material losses from a single investment. Generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by shifting investment exposure; and/or (iv) adjust its foreign currency exposure. The fund’s foreign currency exposure may differ significantly from the currency exposure represented by its equity investments and/or its benchmarks.

MSCI World Index

The following disclosure is added to the “Investment Goal/Strategy” for GMO Emerging Countries Fund in the sub-section entitled “GMO INTERNATIONAL EQUITY FUNDS” in the “DESCRIPTION OF UNDERLYING FUNDS” section of the Fund’s prospectuses:

“May invest in Exchange-Traded Funds (“ETFs”), including index-based ETFs, which are designed to track the performance and/or certain other characteristics of a particular stock market index, or a group of stock markets in a particular geographic area, such as the MSCI Emerging Markets Index. Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable statutory limitations. The fund may invest in one or more ETFs beyond the statutory limitations if the fund enters into an agreement with the ETF and complies with the terms and conditions of the agreement and the conditions of the ETF’s exemptive order.”

                All references to GMO Emerging Market Opportunities in the Fund’s prospectuses and Statement of Additional Information are removed.

The section entitled “UNDERLYING FUNDS” in the Fund’s Statement of Additional Information is amended to include the following in the sub-section “ASSET ALLOCATION FUNDS”:

GMO FLEXIBLE EQUITIES FUND

Investment Objective: GMO Flexible Equities Fund (“Flexible Equities Fund”) seeks total return in excess of its benchmark.

Principal Investment Strategies: Flexible Equities Fund will seek to achieve its objective principally by investing in equity securities traded in any of the world’s securities markets based on GMO’s assessment of relative opportunities in those markets.

Flexible Equities Fund may make equity investments in companies from any country, including the U.S. In selecting stocks for the portfolio, the Manager may utilize proprietary quantitative models to seek out stocks it believes are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value) or stocks it believes have improving fundamentals and/or positive market sentiment. In selecting the countries in which to invest and determining Flexible Equities Fund’s currency exposures, the Manager may consider many factors, which may include aggregate stock market valuations, global competitiveness, market rebound potential and market sentiment. In addition, the Manager may employ fundamental investment techniques in selecting investments for Flexible Equities Fund’s portfolio. Under normal circumstances, Flexible Equities Fund invests at least 80% of its assets in equity investments. Flexible Equities Fund is a non-diversified investment company within the meaning of the 1940 Act.

Flexible Equities Fund may make equity investments of all types, including equities issued by foreign and/or U.S. companies, growth and/or value style equities, and equities of any market capitalization. In addition, Flexible Equities Fund is not restricted in its exposure to any market or type of equity security, and may invest all its assets in a limited number of equity securities of companies in a single country and/or capitalization range. Flexible Equities Fund could be subject to material losses from a single investment.

Flexible Equities Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent Flexible Equities Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, Flexible Equities Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by shifting investment exposure; and/or (iv) adjust its foreign currency exposure. Flexible Equities Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its equity investments and/or its benchmarks.

Benchmark: Flexible Equities Fund’s primary benchmark is the MSCI World Index. Flexible Equities Fund also may identify and measure its performance against one or more secondary benchmarks from time to time. Flexible Equities Fund does not seek to control risk relative to the MSCI World Index or any other benchmark.

Principal Risks: Principal risks of an investment in Flexible Equities Fund include Management Risk, Stock Market Risk, Foreign Investment Risk, Focused Investment Risk, Currency Risk, Liquidity Risk, Market Capitalization Risk, Small- and Medium-Sized Companies Risk, Non-Diversification Risk, Large Shareholder Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Derivatives Risk, Leverage Risk and Credit Risk.

The following disclosure is added to the “Principal Investment Strategies” for GMO Emerging Countries Fund in the sub-section entitled “GMO INTERNATIONAL EQUITY FUNDS” in the “UNDERLYING FUNDS” section of the Fund’s Statement of Additional Information:

“Emerging Countries Fund may invest in Exchange-Traded Funds (“ETFs”), including index-based ETFs, which are designed to track the performance and/or certain other characteristics of a particular stock market index, or a group of stock markets in a particular geographic area, such as the MSCI Emerging Markets Index. Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable statutory limitations. Emerging Countries Fund may invest in one or more ETFs beyond the statutory limitations if it enters into an agreement with the ETF and complies with the terms and conditions of the agreement and the conditions of the ETF’s exemptive order.”

October 1, 2008                                                                                                                     583288 (10/08)